NET TRADING INCOME	12 Months Ended
Dec. 31, 2018
Disclosure of trading income (expense) [text block] [Abstract]
Disclosure of trading income (expense) [text block]

7    Net trading income

	2018 £m	2017 £m	2016 £m
Foreign exchange translation gains (losses)	132	(151)	761
Gains on foreign exchange trading transactions	235	517	535
Total foreign exchange	367	366	1,296
Investment property gains	–	–	2
Securities and other gains (see below)	41	407	(356)
Net trading income	408	773	942

Securities and other gains comprise net gains and losses arising on assets and liabilities held at fair value through profit or loss as follows:

	2018 £m	2017 £m	2016 £m
Net income arising on assets and liabilities mandatorily held at fair value through profit or loss:
Financial instruments held for trading	127	180	(550)
Other financial instruments mandatorily held at fair value through profit or loss:
Debt securities, loans and advances	11	132	85
Equity shares	86	239	263
	224	551	(202)
Net (expense) income arising on assets and liabilities designated at fair value through profit or loss	(183)	(144)	(154)
Securities and other gains	41	407	(356)